Subordinated Debt	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Subordinated Debt
Note 15: Subordinated Debt
Subordinated debt represents our direct unsecured obligations to our debt holders, in the form of notes and debentures, and forms part of our regulatory capital. Subordinated debt is recorded at amortized cost using the effective interest rate method. Where appropriate, we enter into fair value hedges to hedge the risks caused by changes in interest rates (see Note 8). The rights of the holders of our notes and debentures are subordinate to the claims of depositors and certain other creditors. We require approval from OSFI before we can redeem any part of our subordinated debt.
The face values, terms to maturity and carrying values of our subordinated debt are as follows:

(Canadian $ in millions, except as noted)	Face value	Maturity date	Interest rate (%)	Reset premium (%)		Redeemable at our option (2)	2023 Total	2022 Total

Debentures Series 20	150	December 2025 to 2040	8.25	na		Not redeemable	147	146
3.803% Subordinated Notes due 2032 (1)	US 1,250	December 2032	3.80	1.43	(3)	December 2027	1,510	1,497
4.338% Subordinated Notes due 2028 (1)	US 850	October 2028	4.34	na		October 2023 (4)	–	1,135
Series J Medium-Term Notes, First Tranche (1)	1,000	September 2029	2.88	1.18	(5)	September 2024	999	998
Series J Medium-Term Notes, Second Tranche (1)	1,250	June 2030	2.08	1.32	(5)	June 2025	1,248	1,248
Series K Medium-Term Notes, First Tranche (1)	1,000	July 2031	1.93	0.59	(5)	July 2026	988	984
3.088% Subordinated Notes due 2037 (1)	US 1,250	January 2037	3.09	1.40	(6)	January 2032	1,439	1,393
Series L Medium-Term Notes, First Tranche (1)	750	October 2032	6.53	2.70	(7)	October 2027	749	749
Series M Medium-Term Notes, First Tranche (1)	1,150	September 2033	6.03	2.02	(7)	September 2028	1,148	–
Total (8)							8,228	8,150

(1)
These notes include a NVCC provision, which is necessary for notes issued after a certain date to qualify as regulatory capital under Basel III. As such, they are convertible into a variable number of our common shares if OSFI announces that the bank is, or is about to become, non-viable
or if a federal or provincial government in Canada publicly announces that the bank has accepted or agreed to accept a capital injection, or equivalent support, to avoid non-viability.
In such an event, each note is convertible into common shares pursuant to an automatic conversion formula with a multiplier and a conversion price based on the greater of: (i) a floor price of $5.00 and (ii) the current market price of our common shares based on the volume weighted-average trading price of our common shares on the TSX. The number of common shares issued is determined by dividing the par value of the note (including accrued and unpaid interest on such note) by the conversion price and then applying the multiplier.

(2)	Redeemable at par with accrued and unpaid interest to and excluding the redemption date.
(3)	Interest rate will reset at a rate equal to the 5-year mid-swap rate plus the reset premium noted.
(4)	All US$850 million 4.338 % Subordinated Notes due 2028 were redeemed on October 5, 2023 for 100% of the principal amount, plus accrued interest to and excluding the redemption date.
(5)	Interest rate will reset at a rate equal to the 3-month CDOR plus the reset premium noted.
(6)	Interest rate will reset at a rate equal to the 5-year U.S. treasury bill rate plus the reset premium noted.
(7)	Interest rate will reset at a rate equal to the CORRA plus the reset premium noted.
(8)
Certain amounts of subordinated debt were issued at a premium or discount and include fair value hedge adjustments, which together decreased their carrying value as at October 31, 2023 by $539 million (decreased by $565 million in 2022); see Note 8 for further details on hedge adjustments. The carrying value is also adjusted for our subordinated debt holdings, held for market-making
purposes.

na – not applicable
The aggregate
remaining
maturities of our subordinated debt, based on the maturity dates under the terms of issue, can be found in the blue-tinted font in the Contractual Maturities of Assets and Liabilities and
Off-Balance
Sheet Commitments section of Management’s Discussion and Analysis within this report.